Filed pursuant to Rule 497(e)
File Nos. 333-51466 and 811-08953
HIGHLAND FLOATING RATE FUND
Supplement dated September 23, 2008
To Class A, B and C Shares Prospectus dated December 31, 2007
Effective October 1, 2008, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, footnote 7 to the table entitled “Fund Expenses” on page 6 of the Prospectus is deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 333-51466 and 811-08953
HIGHLAND FLOATING RATE FUND
Supplement dated September 23, 2008
To Class Z Shares Prospectus dated December 31, 2007
Effective October 1, 2008, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, footnote 3 to the table entitled “Fund Expenses” on page 6 of the Prospectus is deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 333-51466 and 811-08953
HIGHLAND FLOATING RATE FUND
Supplement dated September 23, 2008
To Class A, B, C and Z Shares Statement of Additional Information
dated December 31, 2007
Effective October 1, 2008, Highland Capital Management, L.P., the Fund’s investment adviser, will terminate its voluntary agreement with the Fund to waive management fees and reimburse the Fund for certain expenses. Accordingly, footnote 2 to the advisory fee table on page 13 under “Investment Advisory Services” is amended and restated as follows:
From the Fund’s commencement of operations to June 12, 2006, Highland voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that total annual operating expenses did not exceed 0.80% of the average daily net assets of the Fund. From August 21, 2007 to October 1, 2008, Highland voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, commitment fees, interest, taxes and extraordinary expenses, if any) so that total annual expenses did not exceed 1.00% of the average daily net assets of the Fund.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE